Related Parties - Summary of Analysis of the Balances with Related Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	$ 1,273,140	$ 1,263,605
Amounts payable to related party transactions	3,460,419	2,974,213
Sears Roebuck de México, S.A. de C.V. and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	228,523	284,917
Sanborns Hermanos, SA [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	229,964	336,134
Patrimonial Inbursa, SA [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	386,194	261,754
Carso Infraestructura y Construccion, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	41,204	179,852
Amounts payable to related party transactions	1,656,123	1,403,414
Grupo Condumex, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	12,018	35,007
Amounts payable to related party transactions	905,776	784,678
Fianzas Guardiana Inbursa, SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	241,305	227,014
Grupo Financiero Inbursa, SAB de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	246,804	235,745
Hiubard y Bourlon SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	172,952	5,983
Claroshopcom SAPI de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	91,874	29,219
PC Industrial, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	68,189	83,502
Enesa, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	25,076	22,630
Other related parties [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	110,411	130,739
Amounts payable to related party transactions	$ 317,146	$ 217,230